Supplemental Cash Flow Information - Schedule of Supplemental Cash Flow Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Income tax payments
Interest payments	56,111		21,206	46,500
Shares issued for convertible notes payable and accrued interest		566,555	5,501,965	506,468
Shares issued for share settled debt	$ 60,835		$ 2,246,334	$ 634,498